Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 14,843	$ 6,983	$ 6,678
Short-term investments	5,189	52,079	31,558
Financial assets at fair value through profit or loss	34,586	7,038	7,792
Total	54,618	66,100	46,028	$ 28,738
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 2,000	$ 10,043	$ 5,084